American Funds College Target Date Series®
American Funds® College 2042 Fund
Investment portfolio
July 31, 2024
unaudited
Fund investments Growth funds 51%	Shares	Value (000)
AMCAP Fund, Class R-6	159,877	$6,980
SMALLCAP World Fund, Inc., Class R-6	84,555	6,080
New Perspective Fund, Class R-6	89,129	5,600
The Growth Fund of America, Class R-6	71,901	5,314
EuroPacific Growth Fund, Class R-6	65,169	3,776
The New Economy Fund, Class R-6	45,660	2,882
American Funds Global Insight Fund, Class R-6	20,449	481
		31,113
Growth-and-income funds 42%
Fundamental Investors, Class R-6	104,616	8,604
Capital World Growth and Income Fund, Class R-6	103,024	6,816
The Investment Company of America, Class R-6	88,917	5,187
Washington Mutual Investors Fund, Class R-6	44,290	2,754
International Growth and Income Fund, Class R-6	60,351	2,274
		25,635
Balanced funds 3%
American Balanced Fund, Class R-6	22,616	797
American Funds Global Balanced Fund, Class R-6	20,748	796
		1,593
Fixed income funds 4%
U.S. Government Securities Fund, Class R-6	138,603	1,666
American High-Income Trust, Class R-6	82,116	796
		2,462
Total investment securities 100% (cost: $59,424,000)		60,803
Other assets less liabilities 0%		(7)
Net assets 100%		$60,796
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 51%
AMCAP Fund, Class R-6	$—	$6,842	$—	$—	$138	$6,980	$—	$82
SMALLCAP World Fund, Inc., Class R-6	—	5,880	—	—	200	6,080	—	—
New Perspective Fund, Class R-6	—	5,468	—	—	132	5,600	—	—
The Growth Fund of America, Class R-6	—	5,161	—	—	153	5,314	—	—
EuroPacific Growth Fund, Class R-6	—	3,798	—	—	(22)	3,776	10	44
The New Economy Fund, Class R-6	—	2,782	—	—	100	2,882	—	—
American Funds Global Insight Fund, Class R-6	—	470	—	—	11	481	—	—
						31,113
Growth-and-income funds 42%
Fundamental Investors, Class R-6	—	8,358	—	—	246	8,604	16	34
Capital World Growth and Income Fund, Class R-6	—	6,708	—	—	108	6,816	25	—
The Investment Company of America, Class R-6	—	4,989	—	—	198	5,187	11	13
Washington Mutual Investors Fund, Class R-6	—	2,710	—	—	44	2,754	7	73
International Growth and Income Fund, Class R-6	—	2,286	—	—	(12)	2,274	19	—
						25,635
Balanced funds 3%
American Balanced Fund, Class R-6	—	774	—	—	23	797	1	—
American Funds Global Balanced Fund, Class R-6	—	780	—	—	16	796	3	—
						1,593
Fixed income funds 4%
U.S. Government Securities Fund, Class R-6	—	1,632	—	—	34	1,666	13	—
American High-Income Trust, Class R-6	—	785	—	—	11	796	7	—
						2,462
Total 100%				$—	$1,380	$60,803	$112	$246

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds® College 2039 Fund
Investment portfolio
July 31, 2024
unaudited
Fund investments Growth funds 42%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	1,442,706	$103,745
AMCAP Fund, Class R-6	2,350,691	102,631
The Growth Fund of America, Class R-6	1,165,514	86,143
New Perspective Fund, Class R-6	1,164,990	73,196
The New Economy Fund, Class R-6	668,489	42,195
EuroPacific Growth Fund, Class R-6	637,277	36,924
American Funds Global Insight Fund, Class R-6	1,506,711	35,393
		480,227
Growth-and-income funds 37%
The Investment Company of America, Class R-6	1,891,966	110,358
Capital World Growth and Income Fund, Class R-6	1,543,404	102,112
Fundamental Investors, Class R-6	1,210,858	99,581
Washington Mutual Investors Fund, Class R-6	1,139,474	70,864
International Growth and Income Fund, Class R-6	896,848	33,793
		416,708
Balanced funds 10%
American Balanced Fund, Class R-6	1,652,878	58,215
American Funds Global Balanced Fund, Class R-6	1,412,766	54,236
		112,451
Fixed income funds 11%
American High-Income Trust, Class R-6	6,375,374	61,841
The Bond Fund of America, Class R-6	2,532,439	28,819
American Funds Multi-Sector Income Fund, Class R-6	2,106,644	19,824
U.S. Government Securities Fund, Class R-6	1,565,660	18,819
		129,303
Total investment securities 100% (cost: $1,006,153,000)		1,138,689
Other assets less liabilities 0%		(333)
Net assets 100%		$1,138,356
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
SMALLCAP World Fund, Inc., Class R-6	$62,851	$24,000	$—	$—	$16,894	$103,745	$761	$—
AMCAP Fund, Class R-6	62,851	20,482	—	—	19,298	102,631	432	3,850
The Growth Fund of America, Class R-6	50,271	19,243	—	—	16,629	86,143	516	3,928
New Perspective Fund, Class R-6	43,980	17,670	—	—	11,546	73,196	645	2,273
The New Economy Fund, Class R-6	25,109	8,739	—	—	8,347	42,195	167	1,093
EuroPacific Growth Fund, Class R-6	25,198	7,203	—	—	4,523	36,924	654	1,291
American Funds Global Insight Fund, Class R-6	18,819	11,441	—	—	5,133	35,393	344	—
						480,227
Growth-and-income funds 37%
The Investment Company of America, Class R-6	62,625	26,625	—	—	21,108	110,358	1,148	3,044
Capital World Growth and Income Fund, Class R-6	56,334	30,544	—	—	15,234	102,112	1,394	1,067
Fundamental Investors, Class R-6	57,451	23,678	—	—	18,452	99,581	886	3,087
Washington Mutual Investors Fund, Class R-6	37,463	24,669	—	—	8,732	70,864	813	3,911
International Growth and Income Fund, Class R-6	18,593	11,369	—	—	3,831	33,793	632	—
						416,708
Balanced funds 10%
American Balanced Fund, Class R-6	31,264	18,682	—	—	8,269	58,215	987	—
American Funds Global Balanced Fund, Class R-6	31,364	16,301	—	—	6,571	54,236	736	—
						112,451
Fixed income funds 11%
American High-Income Trust, Class R-6	32,022	26,106	—	—	3,713	61,841	2,476	—
The Bond Fund of America, Class R-6	—	28,495	—	—	324	28,819	394	—
American Funds Multi-Sector Income Fund, Class R-6	—	19,570	—	—	254	19,824	375	—
U.S. Government Securities Fund, Class R-6	12,835	5,231	—	—	753	18,819	583	—
						129,303
Total 100%				$—	$169,611	$1,138,689	$13,943	$23,544

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds® College 2036 Fund
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 26%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,939,841	$143,374
AMCAP Fund, Class R-6	3,027,300	132,172
New Perspective Fund, Class R-6	1,747,478	109,794
SMALLCAP World Fund, Inc., Class R-6	1,436,508	103,299
American Funds Global Insight Fund, Class R-6	3,805,497	89,391
The New Economy Fund, Class R-6	984,708	62,155
		640,185
Growth-and-income funds 36%
The Investment Company of America, Class R-6	3,734,195	217,816
Capital World Growth and Income Fund, Class R-6	3,274,514	216,642
Fundamental Investors, Class R-6	2,208,474	181,625
Washington Mutual Investors Fund, Class R-6	2,918,492	181,501
International Growth and Income Fund, Class R-6	1,811,715	68,265
American Mutual Fund, Class R-6	714,141	40,549
		906,398
Equity-income funds 1%
Capital Income Builder, Class R-6	265,605	18,871
The Income Fund of America, Class R-6	536,031	13,460
		32,331
Balanced funds 10%
American Balanced Fund, Class R-6	4,387,828	154,539
American Funds Global Balanced Fund, Class R-6	2,474,733	95,005
		249,544
Fixed income funds 27%
The Bond Fund of America, Class R-6	24,606,134	280,018
American High-Income Trust, Class R-6	18,129,202	175,853
American Funds Multi-Sector Income Fund, Class R-6	18,628,465	175,294
American Funds Mortgage Fund, Class R-6	3,120,029	27,550
American Funds Strategic Bond Fund, Class R-6	2,984,817	27,550
		686,265
Total investment securities 100% (cost: $2,299,868,000)		2,514,723
Other assets less liabilities 0%		(626)
Net assets 100%		$2,514,097
American Funds College Target Date Series — Page 3 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 26%
The Growth Fund of America, Class R-6	$124,054	$10,798	$26,475	$6,957	$28,040	$143,374	$1,213	$9,241
AMCAP Fund, Class R-6	110,156	7,287	15,892	3,862	26,759	132,172	724	5,724
New Perspective Fund, Class R-6	89,591	5,533	5,786	1,144	19,312	109,794	1,223	4,310
SMALLCAP World Fund, Inc., Class R-6	91,428	3,554	13,552	975	20,894	103,299	1,052	—
American Funds Global Insight Fund, Class R-6	69,182	4,404	—	—	15,805	89,391	1,181	—
The New Economy Fund, Class R-6	54,293	2,560	9,878	2,419	12,761	62,155	340	2,220
EuroPacific Growth Fund, Class R-6[2]	5,133	201	6,211	(1,223)	2,100	—	92	109
						640,185
Growth-and-income funds 36%
The Investment Company of America, Class R-6	161,426	12,474	3,076	875	46,117	217,816	2,512	7,165
Capital World Growth and Income Fund, Class R-6	160,200	18,393	—	—	38,049	216,642	3,331	2,856
Fundamental Investors, Class R-6	142,629	11,237	12,390	3,025	37,124	181,625	1,895	7,011
Washington Mutual Investors Fund, Class R-6	124,395	31,441	—	—	25,665	181,501	2,276	10,651
International Growth and Income Fund, Class R-6	52,786	5,881	—	—	9,598	68,265	1,397	—
American Mutual Fund, Class R-6	—	37,592	—	—	2,957	40,549	228	—
						906,398
Equity-income funds 1%
Capital Income Builder, Class R-6	—	17,794	—	—	1,077	18,871	139	—
The Income Fund of America, Class R-6	—	12,756	—	—	704	13,460	99	—
						32,331
Balanced funds 10%
American Balanced Fund, Class R-6	105,281	25,140	—	—	24,118	154,539	2,900	—
American Funds Global Balanced Fund, Class R-6	72,657	9,030	—	—	13,318	95,005	1,351	—
						249,544
Fixed income funds 27%
The Bond Fund of America, Class R-6	176,677	90,390	—	—	12,951	280,018	8,018	—
American High-Income Trust, Class R-6	124,926	38,089	—	—	12,838	175,853	7,862	—
American Funds Multi-Sector Income Fund, Class R-6	122,544	40,595	—	—	12,155	175,294	7,542	—
American Funds Mortgage Fund, Class R-6	—	27,160	—	—	390	27,550	384	—
American Funds Strategic Bond Fund, Class R-6	—	27,061	—	—	489	27,550	245	—
U.S. Government Securities Fund, Class R-6[2]	2,885	69	3,034	(641)	721	—	71	—
						686,265
Total 100%				$17,393	$363,942	$2,514,723	$46,075	$49,287

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
American Funds College Target Date Series — Page 4 of 12

American Funds College 2033 Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,229,292	$53,671
New Perspective Fund, Class R-6	845,109	53,098
American Funds Global Insight Fund, Class R-6	2,249,848	52,849
		159,618
Growth-and-income funds 35%
American Mutual Fund, Class R-6	5,335,936	302,974
Washington Mutual Investors Fund, Class R-6	4,160,079	258,715
Capital World Growth and Income Fund, Class R-6	3,521,822	233,004
The Investment Company of America, Class R-6	3,456,420	201,613
Fundamental Investors, Class R-6	1,309,260	107,674
International Growth and Income Fund, Class R-6	1,357,693	51,158
		1,155,138
Equity-income funds 8%
Capital Income Builder, Class R-6	2,010,011	142,811
The Income Fund of America, Class R-6	5,299,678	133,075
		275,886
Balanced funds 10%
American Balanced Fund, Class R-6	6,485,269	228,411
American Funds Global Balanced Fund, Class R-6	2,356,956	90,484
		318,895
Fixed income funds 42%
The Bond Fund of America, Class R-6	42,270,880	481,043
American High-Income Trust, Class R-6	23,459,717	227,559
American Funds Multi-Sector Income Fund, Class R-6	24,103,564	226,814
American Funds Mortgage Fund, Class R-6	22,452,879	198,259
American Funds Strategic Bond Fund, Class R-6	21,479,840	198,259
Intermediate Bond Fund of America, Class R-6	2,756,657	34,541
		1,366,475
Total investment securities 100% (cost: $3,113,092,000)		3,276,012
Other assets less liabilities 0%		(768)
Net assets 100%		$3,275,244
American Funds College Target Date Series — Page 5 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$55,851	$3,026	$20,169	$2,824	$12,139	$53,671	$367	$2,659
New Perspective Fund, Class R-6	53,911	3,330	15,780	400	11,237	53,098	736	2,594
American Funds Global Insight Fund, Class R-6	52,703	900	12,082	609	10,719	52,849	900	—
SMALLCAP World Fund, Inc., Class R-6[2]	8,924	103	10,691	(1,499)	3,163	—	103	—
The Growth Fund of America, Class R-6[2]	13,423	1,131	17,377	(38)	2,861	—	131	1,000
The New Economy Fund, Class R-6[2]	5,840	275	7,262	(693)	1,840	—	37	239
						159,618
Growth-and-income funds 35%
American Mutual Fund, Class R-6	209,797	46,111	—	—	47,066	302,974	4,746	3,744
Washington Mutual Investors Fund, Class R-6	197,898	21,848	259	64	39,164	258,715	3,432	15,570
Capital World Growth and Income Fund, Class R-6	199,897	8,054	20,594	4,847	40,800	233,004	3,889	3,504
The Investment Company of America, Class R-6	178,257	10,458	36,299	10,388	38,809	201,613	2,636	7,750
Fundamental Investors, Class R-6	106,376	6,359	33,324	910	27,353	107,674	1,327	5,032
International Growth and Income Fund, Class R-6	50,848	1,160	9,812	1,060	7,902	51,158	1,160	—
						1,155,138
Equity-income funds 8%
Capital Income Builder, Class R-6	93,634	30,602	—	—	18,575	142,811	3,357	116
The Income Fund of America, Class R-6	69,058	49,502	—	—	14,515	133,075	2,817	—
						275,886
Balanced funds 10%
American Balanced Fund, Class R-6	172,126	18,744	—	—	37,541	228,411	4,530	—
American Funds Global Balanced Fund, Class R-6	76,741	1,613	1,604	177	13,557	90,484	1,363	—
						318,895
Fixed income funds 42%
The Bond Fund of America, Class R-6	374,582	80,586	—	—	25,875	481,043	14,984	—
American High-Income Trust, Class R-6	178,200	31,853	—	—	17,506	227,559	10,388	—
American Funds Multi-Sector Income Fund, Class R-6	177,397	32,666	—	—	16,751	226,814	9,952	—
American Funds Mortgage Fund, Class R-6	121,493	67,832	—	—	8,934	198,259	5,764	—
American Funds Strategic Bond Fund, Class R-6[3]	120,404	69,556	1,416	—	9,715	198,259	2,768	—
Intermediate Bond Fund of America, Class R-6	—	34,053	—	—	488	34,541	384	—
						1,366,475
Total 100%				$19,049	$406,510	$3,276,012	$75,771	$42,208

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 6 of 12

American Funds College 2030 Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 22%	Shares	Value (000)
American Mutual Fund, Class R-6	7,105,130	$403,430
Washington Mutual Investors Fund, Class R-6	4,205,051	261,512
Capital World Growth and Income Fund, Class R-6	2,283,754	151,093
The Investment Company of America, Class R-6	1,282,377	74,801
		890,836
Equity-income funds 14%
The Income Fund of America, Class R-6	13,821,727	347,064
Capital Income Builder, Class R-6	3,185,377	226,321
		573,385
Balanced funds 9%
American Balanced Fund, Class R-6	7,918,754	278,898
American Funds Global Balanced Fund, Class R-6	1,864,431	71,576
		350,474
Fixed income funds 55%
The Bond Fund of America, Class R-6	46,933,814	534,107
American Funds Mortgage Fund, Class R-6	47,511,630	419,527
American Funds Strategic Bond Fund, Class R-6	42,296,741	390,399
Intermediate Bond Fund of America, Class R-6	21,530,785	269,781
American High-Income Trust, Class R-6	27,683,792	268,533
American Funds Multi-Sector Income Fund, Class R-6	28,352,826	266,800
Short-Term Bond Fund of America, Class R-6	6,122,407	58,285
		2,207,432
Total investment securities 100% (cost: $3,996,928,000)		4,022,127
Other assets less liabilities 0%		(999)
Net assets 100%		$4,021,128
American Funds College Target Date Series — Page 7 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$4,918	$180	$6,245	$(278)	$1,425	$—	$32	$148
American Funds Global Insight Fund, Class R-6[2]	4,816	82	5,679	219	562	—	82	—
New Perspective Fund, Class R-6[2]	4,837	298	5,894	(762)	1,521	—	66	233
						—
Growth-and-income funds 22%
American Mutual Fund, Class R-6	318,566	17,554	—	—	67,310	403,430	6,904	5,623
Washington Mutual Investors Fund, Class R-6	229,854	21,570	34,315	7,848	36,555	261,512	3,727	16,552
Capital World Growth and Income Fund, Class R-6	137,327	5,301	22,259	(367)	31,091	151,093	2,529	2,407
The Investment Company of America, Class R-6	77,481	4,545	27,246	1,599	18,422	74,801	1,001	3,301
Fundamental Investors, Class R-6[2]	9,966	470	12,304	(37)	1,905	—	59	411
International Growth and Income Fund, Class R-6[2]	4,825	22	5,556	(608)	1,317	—	23	—
						890,836
Equity-income funds 14%
The Income Fund of America, Class R-6	278,460	20,011	—	—	48,593	347,064	9,939	—
Capital Income Builder, Class R-6	187,707	6,664	1,715	129	33,536	226,321	6,207	228
						573,385
Balanced funds 9%
American Balanced Fund, Class R-6	225,488	5,971	550	79	47,910	278,898	5,855	—
American Funds Global Balanced Fund, Class R-6	66,768	1,107	7,930	527	11,104	71,576	1,107	—
						350,474
Fixed income funds 55%
The Bond Fund of America, Class R-6	457,784	45,752	—	—	30,571	534,107	17,296	—
American Funds Mortgage Fund, Class R-6	318,061	79,534	—	—	21,932	419,527	13,640	—
American Funds Strategic Bond Fund, Class R-6[3]	315,610	55,364	3,908	—	23,333	390,399	5,824	—
Intermediate Bond Fund of America, Class R-6	154,023	107,833	—	—	7,925	269,781	6,950	—
American High-Income Trust, Class R-6	231,298	14,995	—	—	22,240	268,533	12,937	—
American Funds Multi-Sector Income Fund, Class R-6	228,256	17,335	—	—	21,209	266,800	12,345	—
Short-Term Bond Fund of America, Class R-6	—	57,898	—	—	387	58,285	866	—
						2,207,432
Total 100%				$8,349	$428,848	$4,022,127	$107,389	$28,903

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 8 of 12

American Funds College 2027 Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	5,965,023	$338,694
Washington Mutual Investors Fund, Class R-6	920,957	57,275
Capital World Growth and Income Fund, Class R-6	840,632	55,616
		451,585
Equity-income funds 6%
The Income Fund of America, Class R-6	5,502,488	138,167
Capital Income Builder, Class R-6	801,589	56,953
		195,120
Balanced funds 7%
American Balanced Fund, Class R-6	6,499,588	228,916
Fixed income funds 74%
Intermediate Bond Fund of America, Class R-6	47,981,148	601,204
Short-Term Bond Fund of America, Class R-6	57,643,180	548,763
American Funds Mortgage Fund, Class R-6	54,381,230	480,186
American Funds Strategic Bond Fund, Class R-6	33,639,909	310,496
The Bond Fund of America, Class R-6	27,032,439	307,629
American High-Income Trust, Class R-6	14,416,768	139,843
American Funds Multi-Sector Income Fund, Class R-6	14,813,700	139,397
		2,527,518
Total investment securities 100% (cost: $3,505,809,000)		3,403,139
Other assets less liabilities 0%		(866)
Net assets 100%		$3,402,273
American Funds College Target Date Series — Page 9 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	$282,182	$14,386	$16,357	$3,414	$55,069	$338,694	$5,999	$4,981
Washington Mutual Investors Fund, Class R-6	67,322	5,107	26,879	2,486	9,239	57,275	963	4,003
Capital World Growth and Income Fund, Class R-6	60,055	2,235	19,354	2,880	9,800	55,616	1,033	1,053
The Investment Company of America, Class R-6[2]	4,463	203	5,287	112	509	—	29	174
						451,585
Equity-income funds 6%
The Income Fund of America, Class R-6	148,913	5,880	39,806	1,023	22,157	138,167	4,745	—
Capital Income Builder, Class R-6	63,773	2,092	19,103	(518)	10,709	56,953	1,869	77
						195,120
Balanced funds 7%
American Balanced Fund, Class R-6	197,235	5,770	15,050	1,916	39,045	228,916	5,035	—
American Funds Global Balanced Fund, Class R-6[2]	4,219	23	4,738	(418)	914	—	23	—
						228,916
Fixed income funds 74%
Intermediate Bond Fund of America, Class R-6	444,813	136,037	—	—	20,354	601,204	17,190	—
Short-Term Bond Fund of America, Class R-6	273,235	269,511	—	—	6,017	548,763	13,507	—
American Funds Mortgage Fund, Class R-6	417,080	41,679	6,051	227	27,251	480,186	16,547	—
American Funds Strategic Bond Fund, Class R-6[3]	282,466	21,644	13,810	6	20,190	310,496	4,430	—
The Bond Fund of America, Class R-6	318,585	19,904	51,391	(3,534)	24,065	307,629	10,865	—
American High-Income Trust, Class R-6	148,914	9,169	31,944	1,352	12,352	139,843	7,462	—
American Funds Multi-Sector Income Fund, Class R-6	146,375	8,262	28,389	832	12,317	139,397	7,110	—
						2,527,518
Total 100%				$9,778	$269,988	$3,403,139	$96,807	$10,288

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	6,683,486	$379,488
Balanced funds 5%
American Balanced Fund, Class R-6	5,985,998	210,827
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	199,311,094	1,897,442
Intermediate Bond Fund of America, Class R-6	87,493,982	1,096,299
American Funds Mortgage Fund, Class R-6	47,752,400	421,654
American Funds Strategic Bond Fund, Class R-6	22,841,478	210,827
		3,626,222
Total investment securities 100% (cost: $4,445,736,000)		4,216,537
Other assets less liabilities 0%		(1,367)
Net assets 100%		$4,215,170
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$143,812	$236,160	$62,949	$5,937	$56,528	$379,488	$3,901	$2,392
Balanced funds 5%
American Balanced Fund, Class R-6	80,032	139,100	33,052	287	24,460	210,827	2,418	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	741,056	1,339,934	176,672	1,265	(8,141)	1,897,442	42,612	—
Intermediate Bond Fund of America, Class R-6	429,790	840,290	117,474	(7,431)	(48,876)	1,096,299	24,518	—
American Funds Mortgage Fund, Class R-6	162,204	341,956	47,183	(4,978)	(30,345)	421,654	10,517	—
American Funds Strategic Bond Fund, Class R-6[2]	81,345	184,410	22,858	(3,896)	(28,174)	210,827	1,655	—
						3,626,222
Total 100%				$(8,816)	$(34,548)	$4,216,537	$85,621	$2,392

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-800-0924
American Funds College Target Date Series — Page 12 of 12